Derivative Financial Instruments - Notional Amounts of Company's Outstanding Foreign Currency Forward Contracts by Currency (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013
Derivative [Line Items]
Notional amounts of foreign currency forward contracts	$ 321
Canadian Dollar [Member]
Derivative [Line Items]
Notional amounts of foreign currency forward contracts	137
U.S. Dollar [Member]
Derivative [Line Items]
Notional amounts of foreign currency forward contracts	98
Euro [Member]
Derivative [Line Items]
Notional amounts of foreign currency forward contracts	66
British Pound [Member]
Derivative [Line Items]
Notional amounts of foreign currency forward contracts	18
Other [Member]
Derivative [Line Items]
Notional amounts of foreign currency forward contracts	$ 2